Basis of Presentation and General information (Table) (Details)	6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
Concentration Risk [Line Items]
Concentration risk percentage	87.00%	88.00%
Major customer A [member]
Concentration Risk [Line Items]
Concentration risk percentage	25.00%	27.00%
Major customer B [member]
Concentration Risk [Line Items]
Concentration risk percentage	31.00%	28.00%
Major customer C [Member]
Concentration Risk [Line Items]
Concentration risk percentage	13.00%	14.00%
Major customer D [Member]
Concentration Risk [Line Items]
Concentration risk percentage	18.00%	19.00%